Long-term debt (Details) - Schedule of Long-term debt - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Borrowings	$ 27,458	$ 18,002
Less: current portion	47	73
Long-term debt	27,411	17,929
Atlantic Canada Opportunities Agency [Member]
Debt Instrument [Line Items]
Borrowings	1,123	1,088
ACOA Atlantic Innovation Fund [Member]
Debt Instrument [Line Items]
Borrowings	898	911
ACOA Business Development Program [Member]
Debt Instrument [Line Items]
Borrowings	24	76
ACOA Atlantic Innovation Fund One [Member]
Debt Instrument [Line Items]
Borrowings	884	937
TNC 120-140 Eileen Stubbs Ltd [Member]
Debt Instrument [Line Items]
Borrowings	148	179
ACOA Regional Economic Growth through Innovation [Member]
Debt Instrument [Line Items]
Borrowings		192
Venture Loan [Member]
Debt Instrument [Line Items]
Borrowings	$ 24,381	$ 14,619